Organization and Principal Activities	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

Note 1 - ORGANIZATION AND PRINCIPAL ACTIVITIES

AGM Group Holdings Inc. ("AGM Holdings") was incorporated on April 27, 2015 under the laws of the British Virgin Islands. AGM Holdings is a holding company and do not own any material assets or liabilities other than holding equity interest of multiple entities and certain cash and cash equivalents.

On May 21, 2015, AGM Holdings incorporated a wholly owned subsidiary, AGM Technology Limited ("AGM HK") in Hong Kong. AGM HK provides advanced online trading service for financial institutions in Asian areas.

On October 13, 2015, AGM HK incorporated a Chinese limited liability subsidiary, AGM Tianjin Construction Development Co., Ltd. ("AGM Tianjin") formerly known as Shenzhen AnGaoMeng Financial Technology Service Co., Ltd., for the purpose of being a holding company for the equity interests in People's Republic of China ("PRC").

On November 13, 2015 and September 28, 2016, AGM Tianjin incorporated two wholly owned Chinese limited liability subsidiaries, Beijing AnGaoMeng Technology Service Co., Ltd. ("AGM Beijing"), and Nanjing Xingaomeng Software Technology Co., Ltd. (AGM Nanjing"), respectively.

On June 14, 2017, AGM Software Service LTD ("AGM Software") was incorporated under the laws of BVI. AGM Software is a wholly-owned subsidiary of AGM Holdings and its principal activity will be assisting AGM HK in providing our core technology services to customers.

On July 26, 2019, AGM Holdings acquired 100% of Anyi Network Inc. ("Anyi Network") and its subsidiaries. Anyi Network was incorporated on September 29, 2017 under the laws of the Cayman Islands. Anyi Network and its subsidiaries ("Anyi") provide information accounting software technology and services for small and medium enterprises ("SME") in PRC.

AGM Holdings' subsidiaries are as follows:

Name	Date of Incorporation	Place of Incorporation	Percentage of Effective Ownership	Principal Activities
AGM Technology Limited ("AGM HK")	May 21, 2015	Hong Kong	100%	Online trading service
AGM Tianjin Construction Development Co., Ltd. ("AGM Tianjin") formerly Shenzhen AnGaoMeng Financial Technology Service Co., Ltd.	October 13, 2015	PRC	100%	Holding entity
Beijing AnGaoMeng Technology Service Co., Ltd. ("AGM Beijing")	November 13, 2015	PRC	100%	Software development and provider
Nanjing Xingaomeng Software Technology Co., Ltd. (AGM Nanjing")	September 28, 2016	PRC	100%	Software development and provider
AGM Software Service LTD ("AGM Software")	June 14, 2017	BVI	100%	Core technology service provider
Anyi Network Inc. ("Anyi Network")	September 29, 2017	Cayman	100%	Software development and provider
Anyi Technology Limited ("Anyi Technology")	October 23, 2017	Hong Kong	100%	Product marketing hub
Jiangsu AnyiWang Network Technology Co., Ltd. ("Jiangsu AnYiWang")	November 13, 2017	PRC	100%	Software development and provider
Beijing AnyiWang Technology Co., Ltd. ("Beijing AnYiWang")	January 2, 2018	PRC	100%	Software development and provider
Changzhou AnyiWang Network Technology Co., Ltd. ("Changzhou AnYiWang")	November 27, 2017	PRC	100%	Software development and provider
Lianyungang AnyiWang Software Co., Ltd. ("Lianyungang AnYiWang")	November 20, 2017	PRC	100%	Software development and provider
Tongshan Naquan Technology Service Co., Ltd. ("Tongshan Naquan")	May 3, 2018	PRC	100%	Software development and provider
Hubei AnYiWang Network Technology Co., Ltd. ("Hubei AnYiWang")	March 8, 2018	PRC	100%	Software development and provider

Anyi Network and its subsidiaries are collectively referred to herein as the "Anyi", unless specific reference is made to an entity. AGM HK, AGM Tianjin, AGM Beijing, AGM Nanjing, AGM Software, and Anyi, are referred to as subsidiaries. AGM Holdings and its consolidated subsidiaries are collectively referred to herein as the "Company" unless specific reference is made to an entity.

Anyi currently offers seven accounting and Enterprise Resource Planning ("ERP") software, designed according to different accounting principles for different industries and entity types. Anyi also provides a free version for each of its accounting and ERP software that targets small and medium-sized enterprises (SMEs). Users have access to all the tools and functions in the free version, expect that the work volume is limited. For example, the free version of V8 supports the management of 100 accounting documents, 300 types of inventory and 10 employees while the full version supports more entries and the premium version supports unlimited entries. The free versions give potential users a trial of its products. The users will purchase the full version and the premium version if their entity size and other factors require so. The free versions also help Anyi increase its market share.

Anyi also offers technical support as an after-sales service to its customers. Anyi considers customer service as a key to build brand equity and customer loyalty. Such technical support includes installation and testing services, software repair and upgrade services, software maintenance services, data conversion and other general enquiry assistance.

Since AGM Holdings completed the acquisition of 100% of Anyi Network and its subsidiaries, through variety of accounting software and ERP, the Company helps the SMEs in PRC to meet their needs in the corporate finance and enterprise management sector by providing them with internet-based, professional, personalized, service-oriented, lightweight information management solutions. The Company has become one of the best next-generation financial and business management software providers in PRC with our brand-new technology, business philosophy, strong financial strength, and efficient market operation.